Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Document And Entity Infromation [Line Items]
Entity Registrant Name	BROOKFIELD RENEWABLE PARTNERS L.P.
Entity Central Index Key	0001533232
Trading Symbol	BEP
Document type	20-F
Document period end date	Dec. 31, 2017
Amendment flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Limited Partnership units
Document And Entity Infromation [Line Items]
Entity Public Float		$ 7,459,058,727
Entity LP Units Outstanding	180,388,361
General partnership units
Document And Entity Infromation [Line Items]
Entity Public Float		109,639,773
Entity LP Units Outstanding	2,651,506
Redeemable/Exchangeable partnership units
Document And Entity Infromation [Line Items]
Entity Public Float		$ 5,361,384,061
Entity LP Units Outstanding	129,658,623